Variable Interest Entity - Schedule of Assets and Liabilities of Profarma (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 4,394,549	$ 3,297,880	$ 2,752,889	$ 3,593,539
Inventories	20,492,480	18,998,833
Property and equipment, net	2,539,076	2,181,410
Other long-term assets	4,152,452	3,637,023
TOTAL ASSETS	76,590,112	67,101,667
Long-term debt	7,660,773	4,388,076
Deferred income taxes	1,620,724	1,643,746
Other long-term liabilities	3,639,862	1,993,683
Profarma
Variable Interest Entity [Line Items]
Cash and cash equivalents	70,796	58,082
Accounts receivables, net	260,759	236,930
Inventories	303,480	259,299
Prepaid expenses and other	55,981	68,612
Property and equipment, net	65,410	49,869
Other intangible assets	53,861	58,116
Other long-term assets	99,519	83,765
TOTAL ASSETS	909,806	814,673
Accounts payable	349,876	307,201
Accrued expenses and other	71,383	56,597
Short-term debt	116,361	76,308
Long-term debt	65,390	91,246
Deferred income taxes	11,986	19,227
Other long-term liabilities	75,132	61,690
Total liabilities	$ 690,128	$ 612,269